Acquisition	12 Months Ended
Dec. 31, 2023
Acquisition [Abstract]
ACQUISITION

NOTE 5 – ACQUISITION

On December 27, 2021, the Company entered into an acquisition agreement to acquire 100% equity interest in REIT Mingde and its subsidiaries from two unrelated parties for a consideration of $1,569,000 (or RMB 10 million). REIT Mingde, through its subsidiaries, is primarily engaged in providing roadside assistance services and software development services. The acquisition was completed on December 28, 2021 (the “acquisition date”). The operating results of REIT Mingde and its subsidiaries, which have been included in the Company’s consolidated financial statements since December 31, 2021, were insignificant. In lieu of cash consideration of RMB 10 million, the Company issued an aggregate of 25,800 common shares to the sellers, based on a price of $61 per share and the exchange rate of USD to RMB of 6.39 on February 22, 2022.

The acquisition was accounted for as a business combination in accordance with ASC 805. The purchase price was RMB 10 million in cash. Acquisition-related costs incurred for the acquisitions are not material. The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed for the acquired entities at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation performed by an independent valuation firm engaged by the Company:

Amount
Cash acquired	$21,601
Other current assets	271,258
Total current assets	292,859

Property and equipment	7,731
Intangible assets, net	2,581,119
Goodwill	1,075,778
Total assets	3,957,487

Current liabilities	1,233,447
Deferred tax liability	370,856
Total liabilities	1,604,303

Non-controlling interest	784,184
Total consideration	$1,569,000

Goodwill is mainly attributable to the excess of the consideration paid over the fair value of the net assets acquired that cannot be recognized separately as identifiable assets, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition. None of the goodwill is expected to be deductible for income tax purposes. For the year ended December 31, 2022, the Company fully impaired the goodwill related to the acquisition of REIT Mingde and its subsidiaries.